SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2020
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

20.  SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

This account consists of the following:

	2019	2020
Short-term bank loans	8,705	9,934
Current maturities of long-term borrowings	8,746	9,350
Total	17,451	19,284

a.Short-term bank loans

		2019		2020
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
Bank Mandiri	Rp	—	2,400	—	2,900
BNI	Rp	—	1,238	—	897
PT Bank BNI Syariah ("BNI Syariah")	Rp	—	17	—	—
Sub-total			3,655		3,797
Third parties
MUFG Bank, Ltd. ("MUFG Bank")	Rp	—	1,705	—	2,611
HSBC	Rp	—	1,754	—	2,304
	US$	0	4	0	4
Bank DBS	Rp	—	722	—	573
	US$	1	13	1	13
PT Bank UOB Indonesia ("UOB Indonesia")	Rp	—	500	—	200
BTPN	Rp	—	—	—	110
SCB	Rp	—	150	—	100
Bank CIMB Niaga	Rp	—	78	—	78
Others (each below Rp75 billion)	Rp	—	124	—	73
	US$	—	—	5	71
Sub-total			5,050		6,137
Total			8,705		9,934

Other significant information relating to short-term bank loans as of December 31, 2020 is as follows:

			Total facility			Interest rate per
	Borrower	Currency	(in billions)	Maturity date	Interest rate	annum	Security**
Mandiri
2019 - 2020	The Company, Finnet	Rp	2,900	April 28, 2021 - November 21, 2021	Monthly, Quarterly	1 month JIBOR + 1.50% 3 month JIBOR + 0.60%	None
BNI
2014 - 2017	GSD, Sigma[a], TLT	Rp	615	January 9, 2021 - November 7, 2021	Monthly	7.90% - 9.00%	Trade receivables and property and equipment
2014 - 2020	Telkom Infratel, Infomedia[b], Sigma[h], Metranet	Rp	1,455	January 9, 2021 - December 19, 2021	Monthly	1 month JIBOR + 2.20% - 2.50%	Trade receivables and property and equipment
MUFG Bank
2018 - 2020	The Company, Infomedia, Metra, GSD, Telkom Infratel	Rp	2,660	January 22, 2021 - September 27, 2021	Monthly	1 month JIBOR + 0.70%	None
HSBC
2018	Sigma[c,h]	Rp	600	July 15, 2021	Monthly	Under BLR 8.75%	Trade receivables
2018	Sigma[c,h]	US$	0.004	July 15, 2021	Monthly	Under BLR 9.13%	Trade receivables
2018 - 2020	The Company, Sigma, Melon, Metra, MD Media, PINS, Metranet	Rp	2,850	January 23, 2021 - December 31, 2021	Monthly, Quarterly	1 month JIBOR + 0.70% - 0.90% 3 month JIBOR + 1.00%	None
DBS
2016	Nutech	Rp	4	October 13, 2021	Monthly	9.00%	None
2016	Sigma[d,e]	US$	0.02	July 31, 2021	Semi-annually	3.25% (US$). 10.75% (Rp)	Trade receivables
2018	Telkom Infratel, Infomedia	Rp	600	July 31, 2021	Monthly	1 month JIBOR + 0.70% - 1.45%	None
UOB Indonesia
2016	Finnet[f]	Rp	500	March 31, 2021	Monthly	1 month JIBOR + 1.75%	None
BTPN
2020	PINS	Rp	250	March 13, 2021	Quarterly	3 month JIBOR + 1.50%	None
SCB
2019	GSD[g]	Rp	150	January 17, 2021	Monthly	Cost of fund + 2.00%	None
Bank CIMB Niaga
2013	GSD[h]	Rp	85	January 1, 2021	Monthly	10.90% - 11.50%	Trade receivables and property and equipment

*   In original currency

** Refer to Note 6 and Note 13 for details of trade receivables and property and equipment pledged as collateral.

[a] Based on the latest amendment on April 23, 2019.

[b] Based on the latest amendment on March 28, 2018 and July 6, 2018.

[c] Based on the latest amendment on July 16, 2018.

[d] Based on the latest amendment on December 5, 2018.

[e] Facility in U.S. Dollar. Withdrawal can be executed in U.S. Dollar and Rupiah.

[f] Based on the latest amendment on December 11, 2020.

[g] Based on the latest amendment on January 18, 2019.

[h] Unsettled loan will be automatically extended.

On March 27, 2020, the Company, Metra, Infomedia, and TII entered  credit agreements amendments with MUFG Bank amounting to Rp600 billion. As of December 31, 2020, the unused facilities amounted to Rp230 billion.

On August 19, 2020, the Company and GSD entered credit agreements amendments with MUFG Bank amounting to Rp900 billion. As of December 31, 2020, the unused facilities amounted to Rp19.1 billion.

On August 24, 2020, the Company, Sigma, and Melon entered credit agreements amendments with HSBC amounting to Rp700 billion. As of December 31, 2020, the unused facilities amounted to Rp19.5 billion.

On August 27, 2020, the Company entered credit agreements with Bank Permata amounting to Rp400 billion. As of December 31, 2020, the facilities has not been used.

On October 1, 2020, the Company, Infomedia, MD Media, and Telkom Infratel entered credit agreements amendments with MUFG Bank amounting to Rp1,560 billion. As of December 31, 2020, the unused facilities amounted to Rp200 billion.

On October 7, 2020, the Company, Infomedia, and Telkom Infratel entered credit agreements amendments with Bank DBS amounting to Rp1,000 billion. As of December 31, 2020, the unused facilities amounted to Rp525 billion.

On October 23, 2020, the Company entered credit agreements with Bank of China amounting to Rp1,000 billion. As of December 31, 2020, the facilities has not been used.

On November 9, 2020, the Company entered credit agreements with Citibank amounting to Rp500 billion. As of December 31, 2020, the facilities has not been used.

On November 16, 2020, the Company entered credit agreements amendments with Bank Mandiri amounting to Rp4,400 billion. As of December 31, 2020, the unused facilities amounted to Rp2,000 billion.

On November 27, 2020, the Company entered credit agreements with HSBC amounting to Rp500 billion. As of December 31, 2020, the unused facilities amounted to Rp200 billion.

On December 28, 2020, the Company, Metra, MD Media, Metranet, and Telkomsat entered credit agreements amendments with HSBC amounting to Rp1,000 billion. As of December 31, 2020, the unused facilities amounted to Rp216 billion.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as the limitation that the Company must have a majority shareholding of at least 51% of the subsidiaries and maintaining financial ratios. As of December 31, 2020, the Group has complied with all covenants or restrictions, except for certain loans. As of December 31, 2020, the Group obtained waivers from lenders to not demand the loan payment as a  result of the breach of covenants for Sigma, Telkom Infratel, dan PINS. The waivers from BNI, BCA, and BTPN were received on December 28, 2020, December 29, 2020, and January 7, 2021, respectively.

The credit facilities were obtained by the Group for working capital purposes.

b.Current maturities of long-term borrowings

	Notes	2019	2020
Two-step loans	21a	194	184
Bonds and notes	21b	2,491	478
Bank loans	21c	5,434	7,648
Other borrowings	21d	627	1,040
Total		8,746	9,350